Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Schedule of Other Assets

As of December 31, 2025 and 2024, other assets are detailed as follows:

	2025	2024
	MCh$	MCh$

Cash collateral provided for derivative financial transactions	463,266	347,788
Debtors from brokerage of financial instruments	419,167	195,252
Accounts receivable from the General Treasury of the Republic and other fiscal organizations	406,395	349,282
Accounts receivable from third parties	170,185	195,364
Assets to be leased out as lessor (*)	134,283	162,594
Prepaid expenses	39,416	53,645
Income assets from regular activities from contracts with customers	22,350	24,006
Other cash collateral provided	11,836	14,806
Investment properties (**)	11,049	11,406
Pending transactions	3,364	3,351
Accumulated impairment in respect of other assets receivable	(2,638)	(1,817)
Other Assets	17,358	17,864
Total	1,696,031	1,373,541

(*)	Correspond to fixed assets to be delivered under the financial lease modality.
(**)	As of December 31, 2025, the fair value of the investment properties held by the Bank is Ch$65,219 million (Ch$64,207 million as of December 31, 2024).